Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax provision (benefits)
Federal
State	1,600	1,600	4,000
Foreign			83,100
Current income tax provision (benefits)	1,600	1,600	87,100
Deferred income tax provision (benefits)
Federal
State
Foreign		(277,000)
Deferred income tax provision (benefits)		(277,000)
Income tax provision (benefits)	$ 1,600	$ (275,400)	$ 87,100